Cover	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	NVR, Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	1-12378
Entity Central Index Key	0000906163
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Tax Identification Number	54-1394360
Entity Address, Address Line One	11700 Plaza America Drive, Suite 500
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	956-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false